LAND-USE RIGHTS, NET (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥) m²	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LAND-USE RIGHTS, NET
Purchases of land-use right			¥ 43,188
Amortization expenses		¥ 7,914	6,326
Land-use rights
LAND-USE RIGHTS, NET
Useful life of intangible assets		50 years
Land-use rights | Land in Shanghai
LAND-USE RIGHTS, NET
Purchases of land-use right	¥ 43,188
Number of square meters acquired | m²	26,615
Useful life of intangible assets	50 years
Amortization expenses		¥ 864	¥ 718	¥ 0